UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4880

DREYFUS PREMIER GNMA FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier GNMA Fund
March 31, 2007 (Unaudited)

	Principal
Bonds and Notes--102.8%	Amount ($)	Value ($)

U.S. Government Agencies/Mortgage-Backed--102.5%
Government National Mortgage Association I:
6.00%	2,300,000 a	2,330,176
5.00%, 5/15/33 - 8/15/35	8,854,338	8,630,373
5.50%, 6/15/20 - 5/15/35	20,451,547	20,390,942
6.00%, 10/15/19 - 3/15/37	10,780,187	10,945,242
6.50%, 10/15/08 - 5/15/28	1,017,299	1,038,561
7.50%, 2/15/22 - 12/15/23	519,391	542,061
8.00%, 4/15/08 - 12/15/22	526,108	555,077
8.50%, 2/15/17 - 11/15/22	259,291	278,192
9.00%, 11/15/19 - 12/15/22	223,876	241,604
9.50%, 7/15/18 - 1/15/25	189,615	208,128
Ser. 2004-43, Cl. A, 2.82%,
12/16/19	830,603	801,556
Ser. 2005-34, Cl. A, 3.96%,
9/16/21	429,892	422,539
Ser. 2005-50, Cl. A, 4.02%,
10/16/26	894,396	876,454
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	548,507	535,667
Ser. 2005-42, Cl. A, 4.05%,
7/16/20	1,195,504	1,174,639
Ser. 2004-51, Cl. A, 4.15%,
2/16/18	416,882	410,007
Ser. 2005-67, Cl. A, 4.22%,
6/16/21	2,445,203	2,408,915
Ser. 2005-52, Cl. A, 4.29%,
1/16/30	368,932	362,930
Ser. 2005-59, Cl. A, 4.39%,
5/16/23	430,789	424,775
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	500,000	492,700
Ser. 2005-87, Cl. A, 4.45%,
3/16/25	1,126,456	1,110,288
Government National Mortgage Association II:
5.00%, 9/20/33 - 7/20/35	7,342,737	7,124,474
5.38%, 4/20/30 - 6/20/32	1,020,614 b	1,032,257
5.50%, 7/20/30 - 9/20/35	10,798,968 b	10,739,847
6.00%, 6/20/35 - 6/20/36	8,089,224	8,189,481
6.50%, 5/20/31 - 7/20/36	4,194,812	4,302,656
7.00%, 1/20/30 - 4/20/32	1,589,120	1,657,152
7.50%, 9/20/30	12,391	12,892
9.00%, 7/20/25	135,096	145,990
		87,385,575
U.S. Treasury Bonds--.3%
4.50%, 2/15/36	250,000 c	235,782

Total Bonds and Notes
(cost $88,558,230)		87,621,357

Short-Term Investment--.2%

U.S. Treasury Bill
	4.97%, 6/7/07
	(cost $173,380)	175,000 [d]	173,429

Other Investment--.1%		Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
	Plus Money Market Fund
	(cost $53,000)	53,000 [e]	53,000

Total Investments (cost $88,784,610)		103.1%	87,847,786
Liabilities, Less Cash and Receivables		(3.1%)	(2,651,431)
Net Assets		100.0%	85,196,355

a	Purchased on a forward commitment basis.
b	Variable rate security--interest rate subject to periodic change.
c	Purchased on a delayed delivery basis.
d	All or partially held by a broker as collateral for open financial futures positions.
e	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
March 31, 2007 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 3/31/2007 ($)

Financial Futures Long
U.S. Treasury 5 Year Notes	147	15,552,142	June 2007	50,321
Financial Futures Short
U.S. Treasury 10 Year Notes	84	(9,082,500)	June 2007	36,280
				86,601

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER GNMA FUND

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 21, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 21, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)